                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 06/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PRECIOUS METALS AND MINING FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (0.8%)
Sims Group ADR                                          27,949             $1,115,165
-------------------------------------------------------------------------------------


BERMUDA (0.4%)
Golden Ocean Group                                     106,716                638,108
-------------------------------------------------------------------------------------


BRAZIL (2.5%)
Gerdau ADR                                             153,692              3,690,145
-------------------------------------------------------------------------------------


CANADA (41.0%)
Agnico-Eagle Mines                                     147,634             10,979,541
Barrick Gold                                           264,420             12,031,110
Goldcorp                                               288,531             13,321,475
Kinross Gold                                           445,749             10,524,134
Peak Gold                                            1,516,842(b)           1,159,938
Red Back Mining                                        214,096(b)           1,805,123
Semafo                                                 499,461(b)             661,051
Silver Wheaton                                         150,000(b)           2,205,882
Yamana Gold                                            476,029              7,873,520
                                                                      ---------------
Total                                                                      60,561,774
-------------------------------------------------------------------------------------


INDONESIA (1.9%)
Bumi Resources                                       1,704,000              1,516,146
Intl Nickel Indonesia                                1,963,500              1,288,973
                                                                      ---------------
Total                                                                       2,805,119
-------------------------------------------------------------------------------------


MEXICO (2.9%)
CEMEX ADR                                              175,555(b)           4,336,209
-------------------------------------------------------------------------------------


PAPUA NEW GUINEA (1.5%)
Lihir Gold                                             710,091(b)           2,239,715
-------------------------------------------------------------------------------------


PERU (6.1%)
Compania de Minas Buenaventura ADR                     138,181              9,032,892
-------------------------------------------------------------------------------------


SOUTH AFRICA (12.8%)
Anglo Platinum                                          32,245              5,387,839
Impala Platinum Holdings                               146,430              5,784,491
Randgold Resources ADR                                 166,228              7,676,409
                                                                      ---------------
Total                                                                      18,848,739
-------------------------------------------------------------------------------------


SWITZERLAND (3.2%)
Xstrata                                                 58,483              4,687,885
-------------------------------------------------------------------------------------


UNITED KINGDOM (6.7%)
Johnson Matthey                                        112,506              4,137,107
Lonmin                                                  89,335              5,678,555
                                                                      ---------------
Total                                                                       9,815,662
-------------------------------------------------------------------------------------


UNITED STATES (19.9%)
Alpha Natural Resources                                 15,193(b)           1,584,478
Freeport-McMoRan Copper & Gold                          87,345(d)          10,235,961
Intrepid Potash                                         65,156(b)           4,285,962
Newmont Mining                                          81,789              4,266,114
Peabody Energy                                          52,779              4,647,191
SPDR Gold Trust                                         47,864(b)           4,374,770
                                                                      ---------------
Total                                                                      29,394,476
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $126,977,888)                                                     $147,165,889
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.1%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
PUTS
Freeport-McMoRan Copper &
 Gold                               530        $105        July 2008          $77,380
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $132,500)                                                              $77,380
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              2,170,901(e)          $2,170,901
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,170,901)                                                         $2,170,901
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $129,281,289)(f)                                                  $149,414,170
=====================================================================================



INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2008


                                              CURRENCY TO            CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED           BE RECEIVED         APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
July 1, 2008                                      1,355,495              10,872,396         $34,463              $--
                                                U.S. Dollar      South African Rand
-----------------------------------------------------------------------------------------------------------------------
July 2, 2008                                        272,881                 269,778           2,248               --
                                            Canadian Dollar             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
July 3, 2008                                      2,724,313               2,688,229          17,334               --
                                            Canadian Dollar             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
July 3, 2008                                        429,301                 421,494             611               --
                                            Canadian Dollar             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
July 3, 2008                                        939,420                 920,439              --             (561)
                                            Canadian Dollar             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                       $54,656            $(561)
-----------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

RiverSource Precious Metals and Mining Fund

OPEN OPTIONS CONTRACTS WRITTEN AT JUNE 30, 2008


                                                  NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                            PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(A)
---------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper &            Call            265           $125        $101,229       July 2008       $74,200
  Gold
---------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At June 30, 2008, securities valued at $3,105,535 were held to cover open call options written.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(f) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $129,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $21,939,000
Unrealized depreciation                                                      (1,806,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $20,133,000
---------------------------------------------------------------------------------------




FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                                                   FAIR VALUE AT JUNE 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $148,299,005       $1,115,165         $--        $149,414,170
Other financial instruments*                            128,295               --          --             128,295

----------------------------------------------------------------------------------------------------------------
Total                                              $148,427,300       $1,115,165         $--        $149,542,465
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008


By /s/ Jeffrey P. Fox
   -------------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 28, 2008